Consolidated Statements of Changes in Equity - CAD ($)	Issued capital [member]	Capital reserve [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance (in shares) at Nov. 30, 2018	136,510,352
Balance at Nov. 30, 2018	$ 113,207,461	$ 9,248,584	$ (45,011,517)	$ (6,955,266)	$ 70,489,262		$ 70,489,262
Statement Line Items [Line Items]
Options exercise (in shares)	214,250						214,250
Options exercised	$ 232,015	(72,050)			159,965		$ 159,965
Restricted share rights vested (in shares)	130,000
Restricted share rights vested	$ 101,400	(101,400)
Warrants exercise (in shares)	1,989,602
Warrants exercised	$ 1,908,218	(416,016)			1,492,202		1,492,202
Issued capital pursuant to acquisiton of: Exploration and evaluation assets (in shares)	58,761
Issued capital pursuant to acquisiton of: Exploration and evaluation assets	$ 50,000				50,000		50,000
Share-based compensation		1,280,848			1,280,848		1,280,848
Foreign currency translation adjustments				(1,645,563)	(1,645,563)		(1,645,563)
Unrealized gain on short-term investments				35,000	35,000		35,000
Net loss for the year			(6,215,974)		(6,215,974)		(6,215,974)
Balance (in shares) at Nov. 30, 2019	138,902,965
Balance at Nov. 30, 2019	$ 115,499,094	9,939,966	(51,227,491)	(8,565,829)	65,645,740		$ 65,645,740
Statement Line Items [Line Items]
Options exercise (in shares)	4,342,064						4,342,064
Options exercised	$ 7,019,064	(2,388,416)			4,630,648		$ 4,630,648
Restricted share rights vested (in shares)	226,198
Restricted share rights vested	$ 270,815	(270,815)
Warrants exercise (in shares)	3,771,986
Warrants exercised	$ 3,631,554	(802,566)			2,828,988		2,828,988
Issued capital pursuant to acquisiton of: Exploration and evaluation assets (in shares)	1,455,978
Issued capital pursuant to acquisiton of: Exploration and evaluation assets	$ 1,761,100				1,761,100		1,761,100
Share-based compensation		2,624,526			2,624,526		2,624,526
Foreign currency translation adjustments				(4,530,867)	(4,530,867)		(4,530,867)
Unrealized gain on short-term investments				50,000	50,000		50,000
Net loss for the year			(11,087,643)		(11,087,643)		(11,087,643)
Gold Royalty subscription receipts			2,380,303		2,380,303	1,204,414	3,584,717
Balance (in shares) at Nov. 30, 2020	148,699,191
Balance at Nov. 30, 2020	$ 128,181,627	$ 9,102,695	$ (59,934,831)	$ (13,046,696)	$ 64,302,795	$ 1,204,414	$ 65,507,209